Summary of significant accounting policies (Details 4) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Additional paid in capital	$ 179,723	$ 117,727	$ 300
Accumulated deficit	(155,514)	(103,366)	$ (200)
Prior To Revision [Member]
Net deferred tax (liability) asset	(1,389)	5,580
Additional paid in capital	197,816	126,870
Accumulated deficit	(173,586)	(111,390)
Total stockholders' equity	24,250	15,467
Revision [Member]
Net deferred tax (liability) asset	(21)	(1,119)
Additional paid in capital	(18,093)	(9,143)
Accumulated deficit	18,072	8,024
Total stockholders' equity	(21)	(1,119)
As Revised [Member]
Net deferred tax (liability) asset	(1,410)	4,461
Additional paid in capital	179,723	117,727
Accumulated deficit	(155,514)	(103,366)
Total stockholders' equity	$ 24,229	$ 14,348